LOANS - Summary of allowance for loan losses by portfolio segment (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2015	Jun. 30, 2014
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Provision (credit)		$ 535	$ 55
Loans receivables
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance		2,380	2,693
Charge-offs		(1,021)	(451)
Recoveries		281	83
Provision (credit)		535	55
Ending balance		2,175	2,380
Loans: Ending balance	[1]	225,417	231,801
Loans receivables | Residential Real Estate
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance		1,279	1,201
Charge-offs		(98)	(200)
Recoveries		45	37
Provision (credit)		(135)	241
Ending balance		1,091	1,279
Loans: Ending balance		178,989	184,380
Loans receivables | Commercial Real Estate
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance		907	1,315
Charge-offs		(879)	$ (199)
Recoveries		211
Provision (credit)		667	$ (209)
Ending balance		906	907
Loans: Ending balance		41,637	43,315
Loans receivables | Residential Construction Real Estate
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance		$ 13	$ 22
Charge-offs
Recoveries			$ 5
Provision (credit)		$ (8)	(14)
Ending balance		5	13
Loans: Ending balance		763	1,575
Loans receivables | Commercial
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance		$ 12	$ 17
Charge-offs
Recoveries		$ 12	$ 14
Provision (credit)		17	(19)
Ending balance		41	12
Loans: Ending balance		3,327	1,904
Loans receivables | Consumer and other
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance		24	36
Charge-offs		(44)	(52)
Recoveries		13	27
Provision (credit)		33	13
Ending balance		26	24
Loans: Ending balance		701	627
Loans receivables | Unallocated
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance		$ 145	$ 102
Charge-offs
Recoveries
Provision (credit)		$ (39)	$ 43
Ending balance		$ 106	$ 145
Loans: Ending balance
Impaired loan receivables
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending balance: Amount of allowance for loan losses for impaired loans		$ 120	$ 208
Ending balance: Impaired loans		6,575	8,536
Impaired loan receivables | Residential Real Estate
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending balance: Amount of allowance for loan losses for impaired loans		103	104
Ending balance: Impaired loans		$ 2,413	3,752
Impaired loan receivables | Commercial Real Estate
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending balance: Amount of allowance for loan losses for impaired loans			104
Ending balance: Impaired loans		$ 4,138	$ 4,387
Impaired loan receivables | Residential Construction Real Estate
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending balance: Amount of allowance for loan losses for impaired loans
Ending balance: Impaired loans
Impaired loan receivables | Commercial
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending balance: Amount of allowance for loan losses for impaired loans		$ 17
Ending balance: Impaired loans		$ 24	$ 397
Impaired loan receivables | Consumer and other
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending balance: Amount of allowance for loan losses for impaired loans
Ending balance: Impaired loans
Impaired loan receivables | Unallocated
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending balance: Amount of allowance for loan losses for impaired loans
Ending balance: Impaired loans
Non-impaired loan receivables
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending balance: Amount of allowance for loan losses for non-impaired loans		$ 2,055	$ 2,172
Ending balance: Non-impaired loans		218,842	223,265
Non-impaired loan receivables | Residential Real Estate
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending balance: Amount of allowance for loan losses for non-impaired loans		988	1,175
Ending balance: Non-impaired loans		176,576	180,628
Non-impaired loan receivables | Commercial Real Estate
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending balance: Amount of allowance for loan losses for non-impaired loans		906	803
Ending balance: Non-impaired loans		37,499	38,928
Non-impaired loan receivables | Residential Construction Real Estate
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending balance: Amount of allowance for loan losses for non-impaired loans		5	13
Ending balance: Non-impaired loans		763	1,575
Non-impaired loan receivables | Commercial
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending balance: Amount of allowance for loan losses for non-impaired loans		24	12
Ending balance: Non-impaired loans		3,303	1,507
Non-impaired loan receivables | Consumer and other
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending balance: Amount of allowance for loan losses for non-impaired loans		26	24
Ending balance: Non-impaired loans		701	627
Non-impaired loan receivables | Unallocated
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending balance: Amount of allowance for loan losses for non-impaired loans		$ 106	$ 145
Ending balance: Non-impaired loans

[1]	Does not include deferred fees or costs.